CAPITAL STOCK (Details Narrative) (USD $)	Jan. 31, 2014	Apr. 30, 2013
Accounting Policies [Abstract]
[us-gaap:CommonStockSharesIssued]	5,500,000	5,500,000
[us-gaap:CommonStockParOrStatedValuePerShare]	$ 0.001	$ 0.001